SCHEDULE OF STATEMENT OF INCOME (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Income Tax Disclosure [Abstract]
Current			$ (10,000)	$ 462,004
Deferred			391,820	(391,820)
Income tax expense benefit			381,820	70,184
Income tax expense benefit			$ 381,820	$ 70,184